CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)		12 Months Ended
		Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares		Jun. 30, 2022 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Revenue		¥ 68,854,280	$ 9,474,664	¥ 67,114,378		¥ 83,777,571
Cost of revenue		47,976,836	6,601,832	48,247,395		64,352,834
Gross profit		20,877,444	2,872,832	18,866,983		19,424,737
Selling and distribution expenses		10,374,388	1,427,563	10,638,978		10,150,802
General and administrative expenses		63,765,583	8,774,436	76,784,396		83,281,958
Allowance for (net recovery of) credit losses		4,086,505	562,322	(9,038,985)		(658,823)
Impairment loss of property and equipment and other long-lived assets		0	0	1,009,124		0
Research and development expenses		14,288,879	1,966,215	8,806,205		8,964,217
Operating expenses		92,515,355	12,730,536	88,199,718		101,738,154
Loss from operations		(71,637,911)	(9,857,704)	(69,332,735)		(82,313,417)
Other income (expenses)
Subsidy income		131,428	18,085	325,425		11,993
Interest income		22,897,763	3,150,837	13,603,487		5,367,979
Interest expense		(1,070,449)	(147,299)	(2,514,850)		(1,522,526)
Income from investment in unconsolidated entity		0	0	0		15,411
Gain (loss) in fair value changes of warrants liability		(933,995)	(128,522)	6,116,000		174,485,575
Foreign exchange transaction gain (loss)		(881,695)	(121,325)	241,652		(118,456)
Impairment loss on goodwill and intangible assets		0	0	(9,980,002)		(2,266,893)
Other income		59,049	8,126	82,970		15,855
Other income, net		20,202,101	2,779,902	7,874,682		175,988,938
Income (loss) before income tax		(51,435,810)	(7,077,802)	(61,458,053)		93,675,521
Income tax expenses (benefit)		30	4	18,339		(613,874)
Net income (loss)		(51,435,840)	(7,077,806)	(61,476,392)		94,289,395
Less: Net loss attributable to non-controlling interests		(1,564,581)	(215,294)	(2,309,091)		(1,297,400)
Net income (loss) attributable to Recon Technology, Ltd		(49,871,259)	(6,862,512)	(59,167,301)		95,586,795
Comprehensive income (loss)
Net income (loss)		(51,435,840)	(7,077,806)	(61,476,392)		94,289,395
Foreign currency translation adjustment		2,009,476	276,513	23,819,712		9,332,625
Comprehensive income (loss)		(49,426,364)	(6,801,293)	(37,656,680)		103,622,020
Less: Comprehensive loss attributable to non- controlling interests		(1,564,581)	(215,294)	(2,309,091)		(1,297,400)
Comprehensive income (loss) attributable to Recon Technology, Ltd		¥ (47,861,783)	$ (6,585,999)	¥ (35,347,589)		¥ 104,919,420
Earnings (loss) per share - basic | (per share)		¥ (9.88)	$ (1.36)	¥ (27.43)	[1]	¥ 55.52	[1]
Earnings (loss) per share - diluted | (per share)		¥ (9.88)	$ (1.36)	¥ (27.43)		¥ 55.52
Weighted - average shares - basic	[1]	5,048,952	5,048,952	2,157,158		1,721,529
Weighted - average shares - diluted		5,048,952	5,048,952	2,157,158		1,721,529

[1]	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.